19. SUPPLEMENTAL CASH FLOW INFORMATION: Schedule of Supplemental Cash Flow Information (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Cash paid for interest	$ 0	$ 0	$ 0	$ 0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0